Mortgage Servicing Rights (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net servicing income
Ancillary and other fees	$ 2,662	$ 1,118	$ 4,923	$ 2,508	$ 2,245	$ 1,657	$ 1,345
Net servicing income	22,069	7,658	38,111	19,234	40,105	28,667	26,001
MSRs
Net servicing income
Contractual servicing fees	11,744	3,600	20,801	6,445	20,468	11,310	11,309
Late charges	396	206	809	473	948	829	722
Ancillary and other fees	132	64	234	122	276	136	96
Net servicing income	$ 12,272	$ 3,870	$ 21,844	$ 7,040	$ 21,692	$ 12,275	$ 12,127